Stockholders' equity (Tables)	12 Months Ended
Dec. 31, 2019
Stockholders' equity [Abstract]
Details of Other Components of Equity
Details of other components of equity as of December 31, 2019 and 2018, as follows:

	Statutory reserve	Defined benefit plan	Premium on convertible obligations	Translation result	Revaluation surplus		Total
Balance as of December 31, 2017	$216,948	$(136,218)	$77,106	$(247,668)	$939,298		$849,466

Revaluation of assets	-	-	-	-	(161,411)		(161,411)
Defined benefit plan	-	15,430	-	-	-		15,430
Reclassification from disposal of properties and depreciation	-	-	-	-	(40,335)	(a)	(40,335)
Total before taxes	-	15,430	-	-	(201,746)		(186,316)

Tax expense	-	(4,629)	-	-	48,423		43,794
Total net of taxes	-	10,801	-	-	(153,323)		(142,522)
Balance as of December 31, 2018	$216,948	$(125,417)	$77,106	$(247,668)	$785,975		$706,944

	Statutory reserve	Defined benefit plan	Premium on convertible obligations	Translation result	Revaluation surplus		Total
Revaluation of assets	$-	$-	$-	$-	$379,420		$379,420
Defined benefit plan	-	2,354	-	-	-		2,354
Reclassification from disposal of properties and depreciation		-			(202,228)	(a)	(202,228)
Total before taxes	-	2,354	-	-	177,192		179,546

Tax expense	-	(706)	-	-	(113,826)		(114,532)
Total net of taxes	-	1,648	-	-	63,366		65,014
Balance as of December 31, 2019	$216,948	$(123,769)	$77,106	$(247,668)	$849,341		$771,958

(a)
It corresponds to the reclassification of the revaluation surplus to accumulated losses from the sale of properties and disposals of vessels, as well as the depreciation for the period of revaluation of properties and vessels.